Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Earnings Per Share [Abstract]
Net income	$ 1,986		$ 7,379
Preferred stock dividend	(84)		(89)
Net income available to common shareholders	$ 1,902		$ 7,290
Weighted average shares outstanding, basic	10,491	[1]	10,448	[1]
Dilutive shares	51		1
Weighted average shares outstanding, diluted	10,542		10,449
Earnings per common share, basic	$ 0.18		$ 0.70
Earnings per common share, diluted	$ 0.18		$ 0.70

[1]	Includes vested restricted stock units.